Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentrations [Line Items]
Deposit at financial institutions (in Dollars)	$ 4,430,607	$ 5,223,573
Customer Concentration Risk [Member] | Top 10 customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	22.50%	27.20%	32.20%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member] | Guben Yanling Pill [Member]
Concentrations [Line Items]
Revenue percentage	37.20%	36.40%	42.50%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier One [Member]
Concentrations [Line Items]
Revenue percentage	28.00%	29.60%	10.30%
Supplier Concentration Risk [Member] | Purchase [Member] | Two Supplier [Member]
Concentrations [Line Items]
Revenue percentage	13.40%